Commitments and Contingencies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies.
Commitments and Contingencies
10. Commitments and Contingencies
Amended and Restated Research, Collaboration and License Arrangement with Penn
In connection with the transfer of the Outlicensed Programs (GM1, Krabbe, and MLD), the Company restructured its research, collaboration and license agreement with Penn, as amended, previously the Penn Agreement and now referred to as the Penn License Agreement. Pursuant to the Penn License Agreement, as of July 31, 2024, the Company (i) terminated the funding of discovery research programs; (ii) terminated the research and exploratory research programs; (iii) terminated the remaining eight options it had for future central nervous system, or CNS, indications; (iv) terminated the transaction fee payable to Penn in the event of certain corporate transactions; and (v) retained its current exclusive and non-exclusive licenses to its programs in FTD, GM1, Krabbe and MLD and certain platform technologies resulting from the discovery programs that it funded.
For the Company’s licensed programs in FTD, GM1, Krabbe and MLD, the Penn License Agreement requires that it make payments of up to $16.5 million per product candidate. Each payment will be due upon the achievement of specific development milestone events by such licensed product for a first indication, reduced development milestone payments for the second and third indications and no development milestone payments for subsequent indications. In addition, on a product-by-product basis, the Company is obligated to make up to $55.0 million in sales milestone payments on each licensed product based on annual worldwide net sales of the licensed product in excess of defined thresholds. Pursuant to the Amended Gemma Sublicenses, Gemma is responsible for the payments to Penn related to the Outlicensed Programs.
Upon successful commercialization of a product using the licensed technology, the Company is obligated to pay to Penn, on a licensed product-by-licensed product and country-by-country basis, tiered royalties (subject to customary reductions) in the mid-single digits percentage on annual worldwide net sales of such licensed product. In addition, other than the Amended Gemma Sublicenses, the Company is obligated to pay to Penn a percentage of sublicensing income, ranging from the mid-single digits to low double digits, for sublicenses under the Penn License Agreement. The agreement will expire on a licensed product-by-licensed product and country-by-country basis upon the later of (i) the expiration of the last valid claim of the licensed patent rights that covers the exploitation of such licensed product in such country, and (ii) the expiration of the royalty period. Pursuant to the Amended Gemma Sublicenses, Gemma is responsible for the payments to Penn related to the Outlicensed Programs.
Gemma - Research, Collaboration and License Agreement
In connection with the transfer of the Outlicensed Programs, on July 31, 2024, the Company entered into a research, collaboration and license agreement with Gemma, or the Gemma Collaboration Agreement. Pursuant to the Gemma Collaboration Agreement, (i) Gemma will conduct certain preclinical and Investigational New Drug, or IND, enabling work for the Company’s active research program in Huntington’s disease and a currently paused research program in Temporal Lobe Epilepsy, or TLE, which were previously being conducted by Penn under the Penn Agreement and (ii) Gemma will grant the Company options to conduct mutually-agreed research programs in four new CNS indications.
The Gemma Collaboration Agreement requires the Company to make payments of up to (i) $16.5 million per product candidate in the aggregate for Huntington’s disease and any future CNS indications available to the Company under its four options and (ii) $39.0 million per product candidate in the aggregate arising from the research program for TLE. Each payment will be due upon the achievement of specific development milestone events by such licensed product for a first indication, reduced development milestone payments for the second and third indications and no development milestone payments for subsequent indications. In addition, on a product-by-product basis, the Company is obligated to make up to $55.0 million in sales milestone payments on each licensed product based on annual worldwide net sales of the licensed product in excess of defined thresholds.
Upon successful commercialization of a product using the licensed technology, the Company is obligated to pay to Gemma, on a licensed product-by-licensed product and country-by-country basis, tiered royalties (subject to customary reductions) in the mid-single digits percentage on annual worldwide net sales of such licensed product. In addition, the Company is obligated to pay to Gemma a percentage of sublicensing income, ranging from the mid-single digits to low double digits, for sublicenses under the Gemma Collaboration Agreement. The agreement will expire on a licensed product-by-licensed product and country-by-country basis upon the later of (i) the expiration of the last valid claim of the licensed patent rights that covers the exploitation of such licensed product in such country, and (ii) the expiration of the royalty period.
If the Company was to exercise any of the four options under the Gemma Collaboration Agreement, it would owe Gemma a non-refundable aggregate fee of $1.0 million per product indication, with $0.5 million due upfront and another $0.5 million fee owed upon a further developmental milestone.
The Company has also entered into the Amended Gemma Sublicenses and Transition Services Agreement as described in Note 7.
The Amended Gemma Sublicenses, the Transition Services Agreement, and the Gemma Collaboration Agreement are collectively referred to as the Outlicense Transaction Agreements.
Catalent Agreements
The Company has entered into a collaboration agreement, and a development services and clinical supply agreement, or the Amended Catalent Agreements, with Catalent Maryland, a unit of Catalent, Inc. acquired by Novo Holdings A/S, or Catalent, to secure clinical scale manufacturing capacity for batches of active pharmaceutical ingredients for the Company’s gene therapy product candidates. Under the terms of the Amended Catalent Agreements, Catalent agreed to manufacture batches of drug product for the Company’s gene therapy product candidates.
The Amended Catalent Agreements remain in effect until November 6, 2030, and establish a limited exclusive relationship between the Company and Catalent for the manufacture of bulk drug substance and drug product for the Company’s adeno-associated virus delivery therapeutic product candidates for the treatment of FTD and GM1. The limited exclusive relationship under the Amended Catalent Agreements converts to a non-exclusive relationship (i) in the event Catalent fails to meet certain performance standards and (ii) following certain conditional events related to the divestiture by the Company of either FTD or GM1, in which case, if such events occur, the Company would pay Catalent certain fees. In the event of certain transactions, the Company may terminate the Amended Catalent Agreements for convenience with respect to such products, in which case, the Company would pay Catalent a certain termination fee.
The outlicense and completed transition of GM1 to Gemma under the Outlicense Transaction Agreements is deemed by Catalent to be a divestiture under the Amended Catalent Agreements. As such, the Company is required to make payment of $0.9 million to Catalent which is accrued as of March 31, 2026.
Litigation
In the normal course of business, the Company from time to time is named as a party to legal claims and actions. The Company records a loss contingency reserve for a legal proceeding when the potential loss is considered probable and can be reasonably estimated. The Company has not recorded any amounts for loss contingencies as of March 31, 2026.
The Company is the defendant in litigation with a former employee, who filed a lawsuit in the Court of Common Pleas of Philadelphia County asserting claims for breach of contract and violation of the Pennsylvania Wage Payment and Collection Law. The plaintiff, who was terminated from their employment in 2019, contended that the Company entered into a binding settlement agreement in February 2020 under which he was to receive shares of company stock and additional compensation. Specifically, he contended that before the announcement of the Company’s initial public offering in February 2020, he was promised 150,000 shares of stock as part of the settlement, and that those shares were not subject to the reverse stock split that was implemented for all shareholders. The Company responded that the shares offered in settlement negotiations in 2020 were to be subject to the reverse split, and that had the settlement been finalized, the plaintiff would have been entitled to 33,836 shares (1,692 shares adjusted for the Reverse Stock Split effected in 2025). A trial in this case was held in October 2024. The jury found that an agreement was reached, but it agreed with the Company that any shares to be awarded to the plaintiff were subject to the reverse split. The jury awarded damages in an amount that was roughly equal to what the Company contended had been offered to the plaintiff before the initial public offering. Both sides then challenged the verdict, and on December 12, 2024, the judge who presided over the trial delivered a judgment in the Company’s favor, finding that no binding agreement was reached and that the plaintiff was not entitled to recover any damages. On December 23, 2024, the plaintiff filed an appeal with the Superior Court of Pennsylvania. On September 25, 2025, the appellate court affirmed the entry of judgment in favor of the Company and on October 7, 2025, the plaintiff filed an Application for Reargument to the Superior Court of Pennsylvania. In December 2025, the plaintiff petitioned for review of their appeal to the Pennsylvania Supreme Court. The Company intends to continue to defend against this claim.
Other than the above, the Company is not presently a party to any legal proceedings that, in the opinion of management, would, if decided against the Company, have a material adverse effect on the Company’s business. Regardless of outcome, litigation can have an adverse impact on the Company due to defense and settlement costs, diversion of management resources, negative publicity and reputational harm, and other factors.
Employment Agreements
The Company has employment agreements with certain key personnel providing for up to 18 months of salary continuation, up to 150% of target annual bonus amounts, and acceleration of vesting in stock-based compensation awards in certain circumstances.

11. Commitments and Contingencies
Amended and Restated Research, Collaboration and License Arrangement with Penn
In connection with the transfer of the Outlicensed Programs (GM1, Krabbe, and MLD), the Company restructured its research, collaboration and license agreement with Penn, as amended, previously the Penn Agreement and now referred to as the Penn License Agreement. Pursuant to the Penn License Agreement, as of July 31, 2024, the Company
(i) terminated the funding of discovery research programs; (ii) terminated the research and exploratory research programs; (iii) terminated the remaining eight options it had for future central nervous system, or CNS, indications; (iv) terminated the transaction fee payable to Penn in the event of certain corporate transactions; and (v) retained its current exclusive and non-exclusive licenses to its programs in FTD, GM1, Krabbe, and MLD and certain platform technologies resulting from the discovery programs that it funded.
For the Company’s licensed programs in FTD, GM1, Krabbe, and MLD, the Penn License Agreement requires that it make payments of up to $16.5 million per product candidate. Each payment will be due upon the achievement of specific development milestone events by such licensed product for a first indication, reduced development milestone payments for the second and third indications, and no development milestone payments for subsequent indications. In addition, on a product-by-product basis, the Company is obligated to make up to $55.0 million in sales milestone payments on each licensed product based on annual worldwide net sales of the licensed product in excess of defined thresholds. Pursuant to the Amended Gemma Sublicenses, Gemma is responsible for the payments to Penn related to the Outlicensed Programs.
Upon successful commercialization of a product using the licensed technology, the Company is obligated to pay to Penn, on a licensed product-by-licensed product and country-by-country basis, tiered royalties (subject to customary reductions) in the mid-single digits percentage on annual worldwide net sales of such licensed product. In addition, other than the Amended Gemma Sublicenses, the Company is obligated to pay to Penn a percentage of sublicensing income, ranging from the mid-single digits to low double digits, for sublicenses under the Penn License Agreement. The agreement will expire on a licensed product-by-licensed product and country-by-country basis upon the later of (i) the expiration of the last valid claim of the licensed patent rights that covers the exploitation of such licensed product in such country, and (ii) the expiration of the royalty period. Pursuant to the Amended Gemma Sublicenses, Gemma is responsible for the payments to Penn related to the Outlicensed Programs.
Gemma - Research, Collaboration and License Agreement
In connection with the transfer of the Outlicensed Programs, on July 31, 2024, the Company entered into a research, collaboration and license agreement with Gemma, or the Gemma Collaboration Agreement. Pursuant to the Gemma Collaboration Agreement, (i) Gemma will conduct certain preclinical and Investigational New Drug-enabling work for the Company’s active research program in Huntington’s disease and a currently paused research program in Temporal Lobe Epilepsy, or TLE, which were previously being conducted by Penn under the Penn Agreement and (ii) Gemma will grant the Company options to conduct mutually-agreed research programs in four new CNS indications.
The Gemma Collaboration Agreement requires the Company to make payments of up to (i) $16.5 million per product candidate in the aggregate for Huntington’s disease and any future CNS indications available to the Company under its four options and (ii) $39.0 million per product candidate in the aggregate arising from the research program for TLE. Each payment will be due upon the achievement of specific development milestone events by such licensed product for a first indication, reduced development milestone payments for the second and third indications and no development milestone payments for subsequent indications. In addition, on a product-by-product basis, the Company is obligated to make up to $55.0 million in sales milestone payments on each licensed product based on annual worldwide net sales of the licensed product in excess of defined thresholds.
Upon successful commercialization of a product using the licensed technology, the Company is obligated to pay to Gemma, on a licensed product-by-licensed product and country-by-country basis, tiered royalties (subject to customary reductions) in the mid-single digits percentage on annual worldwide net sales of such licensed product. In addition, the Company is obligated to pay to Gemma a percentage of sublicensing income, ranging from the mid-single digits to low double digits, for sublicenses under the Gemma Collaboration Agreement. The agreement will expire on a licensed product-by-licensed product and country-by-country basis upon the later of (i) the expiration of the last valid claim of the licensed patent rights that covers the exploitation of such licensed product in such country, and (ii) the expiration of the royalty period.
If the Company was to exercise any of the four options under the Gemma Collaboration Agreement, it would owe Gemma a non-refundable aggregate fee of $1.0 million per product indication, with $0.5 million due upfront and another $0.5 million fee owed upon a further developmental milestone.
The Company has also entered into the Amended Gemma Sublicenses and Transition Services Agreement as described in Note 8.
The Amended Gemma Sublicenses, the Transition Services Agreement, and the Gemma Collaboration Agreement are collectively referred to as the Outlicense Transaction Agreements.
Catalent Agreements
The Company has entered into a collaboration agreement, and a development services and clinical supply agreement, or the Amended Catalent Agreements, with Catalent Maryland, a unit of Catalent, Inc. acquired by Novo Holdings A/S, or Catalent, to secure clinical scale manufacturing capacity for batches of active pharmaceutical ingredients for the Company’s gene therapy product candidates. Under the terms of the Amended Catalent Agreements, Catalent agreed to manufacture batches of drug product for the Company’s gene therapy product candidates.
The Amended Catalent Agreements remain in effect until November 6, 2030, and establish a limited exclusive relationship between the Company and Catalent for the manufacture of bulk drug substance and drug product for the Company’s adeno-associated virus delivery therapeutic product candidates for the treatment of FTD and GM1. The limited exclusive relationship under the Amended Catalent Agreements converts to a non-exclusive relationship (i) in the event Catalent fails to meet certain performance standards and (ii) following certain conditional events related to the divestiture by the Company of either FTD or GM1, in which case, if such events occur, the Company would pay Catalent certain fees. In the event of certain transactions, the Company may terminate the Amended Catalent Agreements for convenience with respect to such products, in which case, the Company would pay Catalent a certain termination fee.
The outlicense and completed transition of GM1 to Gemma under the Outlicense Transaction Agreements, is deemed by Catalent to be a divestiture under the Amended Catalent Agreements. As such, the Company is required to make payment of $0.9 million to Catalent which has been accrued as of and during the year ended December 31, 2025.
Litigation
In the normal course of business, the Company from time to time is named as a party to legal claims and actions. The Company records a loss contingency reserve for a legal proceeding when the potential loss is considered probable and can be reasonably estimated. The Company has not recorded any amounts for loss contingencies as of December 31, 2025.
The Company is the defendant in litigation with a former employee, who filed a lawsuit in the Court of Common Pleas of Philadelphia County asserting claims for breach of contract and violation of the Pennsylvania Wage Payment and Collection Law. The plaintiff, who was terminated from their employment in 2019, contended that the Company entered into a binding settlement agreement in February 2020 under which he was to receive shares of company stock and additional compensation. Specifically, he contended that before the announcement of the Company’s initial public offering in February 2020, he was promised 150,000 shares of stock as part of the settlement, and that those shares were not subject to the reverse stock split that was implemented for all shareholders. The Company responded that the shares offered in settlement negotiations in 2020 were to be subject to the reverse split, and that had the settlement been finalized, the plaintiff would have been entitled to 33,836 shares (1,692 shares adjusted for the Reverse Stock Split effected in 2025). A trial in this case was held in October 2024. The jury found that an agreement was reached, but it agreed with the Company that any shares to be awarded to the plaintiff were subject to the reverse split. The jury awarded damages in an amount that was roughly equal to what the Company contended had been offered to the plaintiff before the initial public offering. Both sides then challenged the verdict, and on December 12, 2024, the judge who presided over the trial delivered a judgment in the Company’s favor, finding that no binding agreement was reached and that the plaintiff was not entitled to recover any damages. On December 23, 2024, the plaintiff filed an appeal with the Superior Court of Pennsylvania. On September 25, 2025, the appellate court affirmed the entry of judgment in favor of the Company and on October 7, 2025, the plaintiff filed an Application for Reargument to the Superior Court of Pennsylvania. In December 2025, the Superior Court of Pennsylvania denied the Application for Reargument. In December 2025, the plaintiff petitioned for review of their appeal to the Pennsylvania Supreme Court which is currently pending. The Company intends to continue to defend against this claim.
Other than the above, we are not presently a party to any legal proceedings that, in the opinion of management, would, if decided against us, have a material adverse effect on our business. Regardless of outcome, litigation can have an adverse impact on us due to defense and settlement costs, diversion of management resources, negative publicity and reputational harm, and other factors.
Employment Agreements
The Company has employment agreements with certain key personnel providing for up to 18 months of salary continuation, up to 150% of target annual bonus amounts, and acceleration of vesting in stock-based compensation awards in certain circumstances.